STOCK OPTIONS, RESTRICTED STOCK AND WARRANTS (Details)	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility			99.00%
Expected term (in years)			6 years
Stock Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility			99.00%
Expected term (in years)	5 years		6 years
Expected dividend yield	0.00%	0.00%	0.00%
Stock Option [Member] | Minimum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	116.00%	104.10%
Risk-free interest rate	1.20%	1.60%	1.62%
Expected term (in years)		6 years
Stock Option [Member] | Maximum [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Volatility	117.00%	136.00%
Risk-free interest rate	1.72%	2.22%	1.72%
Expected term (in years)		9 years 7 months 2 days